UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23086

WP Trust
(Exact name of registrant as specified in charter)

127 NW 13th Street Suite 13, Boca Raton, FL 33432
(Address of principal executive offices) (Zip code)

The Corporation Trust Company
Corporation Trust Center
1209 Orange St., Wilmington, DE 19801
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 950-9112

Date of fiscal year end: February 29

Date of reporting period: August 31, 2024

Item 1. Reports to Stockholders.

IPS Strategic Capital Absolute Return Fund

Institutional Class

TICKER: IPSAX

Semi-Annual Shareholder Report

August 31, 2024

This semi-annual shareholder report contains important information about IPS Strategic Capital Absolute Return Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.investpsfunds.com. You can also request this information by contacting us at 1-866-959-9260.

What were the Fund costs for the six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
IPS Strategic Capital Absolute Return Fund	$79.33	1.51%
Management's Discussion of Fund Performance

The Fund's overall performance has been strong due to a combination of strategic options placement, risk management, and beta rebalancing. Over the 12-month period ended August 31, 2024, the Fund had strong performance, ranking in the top quartile of comparable funds.

Key strategies used to achieve these results include:

Treasury Bills and Box Spreads: IPS Strategic Capital, Inc. (the "Adviser") utilized higher interest rates on Treasury Bills and OCC-cleared box spreads to finance a synthetic portfolio of long calls and puts. This structure allowed the Fund to benefit from the prevailing interest rate environment while maintaining a flexible portfolio.

Positive Theta from Put Bear Spreads: Elevated VIX levels presented an opportunity for the Adviser to overwrite put bear spreads, which provided positive theta (time decay benefit) while simultaneously offering downside protection and a negative delta (hedging against market downturns). (VIX represents cost of options.)

Positive Gamma Portfolio: The Fund maintained a positive gamma, which enhanced its ability to participate in market rallies while reducing exposure during downturns. This flexibility allowed the portfolio to capitalize on market volatility more effectively than a static strategy. (Gamma represents how the profit/loss of the portfolio will reduce risk in a down market and increase market participation in an up market. Gamma is the mechanism that causes beta to rise in up markets and fall in down markets providing a perfect hedge to the portfolio.)

Beta Management: The Adviser actively managed the Fund's beta, increasing it during downtrends to capture rebounds and reducing it during uptrends to protect gains. This active rebalancing helped the Fund avoid the common pitfalls associated with traditional momentum strategies, providing a smoother performance trajectory. (Beta is the sensitivity of the portfolio to the general market. If the market is rising, you want your beta to rise. If the market is falling, you want your beta to fall.)

The successful implementation of these strategies resulted in the Fund outperforming its peer group, achieving top-quartile performance during the one-year period analyzed. By leveraging high interest rates, using creative options strategies, and actively managing beta, the portfolio manager maximized returns while effectively controlling risk. This approach allowed the Fund to capture more gains during market upswings and limit losses during downturns, demonstrating a well-rounded and highly effective investment strategy.

How did the Fund perform since Inception?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns
	One Year	Five Years	Inception (04/15/2016)
IPS Strategic Capital Absolute Return Fund	19.73%	7.42%	6.30%
S&P 500® Index	27.14%	15.92%	14.69%
Fund Statistics
Net Assets ($)	$53,142,588
Number of Portfolio Holdings	50
Portfolio Turnover Rate (%)	23%
Total Advisory Fees Paid ($)	$257,610

1

What did the Fund invest in?
Sectors (% of net assets)

* Net Cash represents money market funds and other assets in excess of liabilities.

Availability of Additional Information about the Fund

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit www.investpsfunds.com.

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-959-9260 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

2

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Investments

IPS Strategic Capital Absolute Return Fund

				Schedule of Investments
				August 31, 2024 (Unaudited)
Shares / Principal Amount				Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
Equity Funds
1	SPDR S&P 500 ETF Trust			$ 564	0.00%
Fixed Income
305,000	Invesco BulletShares 2024 Corporate Bond ETF +			6,438,550
Total for Exchange Traded Funds (Cost $6,391,393)				6,439,114	12.12%

U.S. TREASURY BILLS
$ 2,800,000	4.64%, due 10/03/2024 ** +			2,787,995
2,078,000	4.87%, due 11/29/2024 ** +			2,053,024
2,070,000	4.84%, due 12/26/2024 ** +			2,038,064
1,540,000	4.76%, due 1/23/2025 ** +			1,511,184
Total for U.S. Treasury Bills (Cost $8,386,798)				8,390,267	15.79%

MONEY MARKET FUNDS
883,410	Federated Hermes Government Obligations Fund - Institutional			883,410
	Class 5.16% ***			883,410	1.66%
Total for Money Market Funds (Cost $883,410)

CALL/PUT OPTIONS PURCHASED			Notional
Expiration Date/Exercise Price		Contracts	Amount	Fair Value	% of Net Assets

Call Options Purchased
Cboe S&P 500 Index *
September 6, 2024 Call @ $5,530		18	$ 9,954,000	217,890
September 20, 2024 Call @ $4,000		53	21,200,000	8,746,590
September 20, 2024 Call @ $5,615		19	10,668,500	163,210
October 18, 2024 Call @ $5,000		19	9,500,000	1,296,940
November 15, 2024 Call @ $4,000		60	24,000,000	10,087,200
December 20, 2024 Call @ $4,000		64	25,600,000	10,871,360
December 20, 2024 Call @ $5,250		61	32,025,000	3,167,730
January 17, 2025 Call @ $4,000		68	27,200,000	11,677,980
February 21, 2025 Call @ $4,000		16	6,400,000	2,772,560
March 21, 2025 Call @ $4,000		44	17,600,000	7,678,000
April 17, 2025 Call @ $5,000		14	7,000,000	1,180,410
Total Call Options Purchased (Premiums Paid $37,194,660)			191,147,500	57,859,870

Put Options Purchased
Cboe S&P 500 Index *
September 3, 2024 Put @ $5,505		20	11,010,000	500
September 20, 2024 Put @ $5,000		53	26,500,000	19,080
October 18, 2024 Put @ $4,885		50	24,425,000	48,500
October 18, 2024 Put @ $6,000		19	11,400,000	624,055
November 15, 2024 Put @ $5,000		60	30,000,000	149,700
December 20, 2024 @ $5,000		64	32,000,000	251,200
January 17, 2025 Put @ $5,000		68	34,000,000	328,780
February 21, 2025 Put @ $5,000		16	8,000,000	97,600
March 21, 2025 Put @ $5,000		44	22,000,000	315,040
April 17, 2025 Put @ $ 6,000		14	8,400,000	477,890
Total Put Options Purchased (Premiums Paid $10,355,127)			207,735,000	2,312,345

Total Options Purchased (Premiums Paid $47,549,787)			$ 398,882,500	60,172,215	113.23%
Total Investments (Cost $63,211,388)				75,885,006	142.80%

Liabilities in Excess of Other Assets				(22,742,418)	-42.80%

Net Assets				$ 53,142,588	100.00%

* Non-Income Producing Securities.
** Zero coupon bond. Coupon rate disclosed represents yield at August 31, 2024.
*** The rate shown represents the 7-day yield at August 31, 2024.
+ Portion or all of the security is pledged as collateral for options written.
The accompanying notes are an integral part of these financial statements.

IPS Strategic Capital Absolute Return Fund
	Schedule of Options Written
	August 31, 2024 (Unaudited)
CALL/PUT OPTIONS WRITTEN		Notional
Expiration Date/Exercise Price	Contracts	Amount	Fair Value

Call Options Written
Cboe S&P 500 Index *
September 20, 2024 Call @ $5,000	53	$ 26,500,000	$ 3,477,065
October 18, 2024 Call @ $6,000	19	11,400,000	10,070
November 15, 2024 Call @ $5,000	60	30,000,000	4,269,300
December 20, 2024 Call @ $5,000	64	32,000,000	4,758,400
January 17, 2025 Call @ $5,000	68	34,000,000	5,245,860
February 21, 2025 Call @ $5,000	16	8,000,000	1,279,120
March 21, 2025 Call @ $5,000	44	22,000,000	3,611,740
April 17, 2025 Call @ $6,000	14	8,400,000	187,530
Total Call Options Written (Premiums Received $9,563,971)		172,300,000	22,839,085

Put Options Written
Cboe S&P 500 Index *
September 3, 2024 Put @ $5,470	30	16,410,000	600
September 6, 2024 Put @ $5,385	30	16,155,000	2,775
September 20, 2024 Put @ $4,000	53	21,200,000	4,770
September 20, 2024 Put @ $4,980	31	15,438,000	10,850
October 18, 2024 Put @ $4,510	75	33,825,000	39,750
October 18, 2024 Put @ $5,000	19	9,500,000	23,370
November 15, 2024 Put @ $4,000	60	24,000,000	33,900
December 20, 2024 Put @ $4,000	64	25,600,000	65,280
December 20, 2024 Put @ $4,500	60	27,000,000	112,200
December 20, 2024 Put @ $4,860	1	486,000	3,130
January 17, 2025 Put @ $4,000	68	27,200,000	92,140
February 21, 2025 Put @ $4,000	16	6,400,000	29,120
March 21, 2025 Put @ $4,000	44	17,600,000	97,680
April 17, 2025 Put @ $5,000	14	7,000,000	112,700
Total Put Options Written (Premiums Received $2,743,881)		247,814,000	628,265

Total Options Written (Premiums Received $12,307,852)		$ 420,114,000	$ 23,467,350

* Non-Income Producing Securities.

The accompanying notes are an integral part of these financial statements.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

IPS Strategic Capital Absolute Return Fund

Statement of Assets and Liabilities (Unaudited)
August 31, 2024

Assets:
Investments at Fair Value*	$ 75,885,006
Deposit at Broker for Options Written	903,373
Dividends and Interest Receivable	4,681
Prepaid Expenses	5,057
Total Assets	76,798,117
Liabilities:
Options Written at Fair Value (Premiums Received $12,307,852)	23,467,350
Payable to Adviser	43,896
Payable to Administrator	3,166
Payable to Broker	20,603
Payable to Chief Compliance Officer	84
Payable to Trustees	3,719
Payable for Shareholder Redemptions	80,404
Other Accrued Expenses	36,307
Total Liabilities	23,655,529
Net Assets	$ 53,142,588

Net Assets Consist of:
Paid In Capital	$ 45,215,966
Total Distributable Earnings (Accumulated Deficit)	7,926,622
Net Assets	$ 53,142,588

Net Asset Value, Offering and Redemption Price	$ 11.71

* Investments at Identified Cost	$ 63,211,388

Shares Outstanding (Unlimited number of shares	4,538,866
authorized without par value)

The accompanying notes are an integral part of these financial statements.

IPS Strategic Capital Absolute Return Fund

Statement of Operations (Unaudited)
For the six month period ended August 31, 2024

Investment Income:
Interest	$ 140,415
Dividends	262,248
Total Investment Income	402,663
Expenses:
Management Fees	257,610
Portfolio Software Fees	30,246
Fund Accounting & Transfer Agent Fees	23,920
Administration Expense	18,033
Audit Fees	9,829
Legal Fees	15,640
Miscellaneous Expense	9,200
Compliance Officer Expense	6,050
Registration Expense	5,599
Trustees Fees	4,992
Custody Fees	5,546
Insurance Expense	1,472
Printing and Postage Expense	1,840
Total Expenses	389,977

Net Investment Income (Loss)	12,686

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	572
Net Realized Gain (Loss) on Options Purchased	5,472,146
Net Realized Gain (Loss) on Options Written	812,797
Net Change in Unrealized Appreciation (Depreciation) on Investments	54,829
Net Change in Unrealized Appreciation (Depreciation) on Options Purchased	6,883,831
Net Change in Unrealized Appreciation (Depreciation) on Options Written	(9,074,300)
Net Realized and Unrealized Gain (Loss) on Investments	4,149,875

Net Increase (Decrease) in Net Assets from Operations	$ 4,162,561

The accompanying notes are an integral part of these financial statements.

IPS Strategic Capital Absolute Return Fund

Statements of Changes in Net Assets
	(Unaudited)
	3/1/2024	3/1/2023
	to	to
	8/31/2024	2/29/2024
From Operations:
Net Investment Income (Loss)	$ 12,686	$ (56,695)
Net Realized Gain (Loss) on Investments and Options
Contracts	6,285,515	4,833,317
Net Change in Unrealized Appreciation (Depreciation)
on Investments and Options Contracts	(2,135,640)	3,665,522
Net Increase (Decrease) in Net Assets from Operations	4,162,561	8,442,144

From Distributions to Shareholders:	-	-

From Capital Share Transactions:
Proceeds From Sale of Shares	1,894,835	4,943,097
Shares Issued on Reinvestment of Dividends	-	-
Cost of Shares Redeemed	(3,118,375)	(5,512,755)
Net Increase (Decrease) from Shareholder Activity	(1,223,540)	(569,658)

Net Increase (Decrease) in Net Assets	2,939,021	7,872,486

Net Assets at Beginning of Period	50,203,567	42,331,081

Net Assets at End of Period	$53,142,588	$50,203,567

Share Transactions:
Issued	169,092	504,931
Reinvested	-	-
Redeemed	(271,850)	(565,293)
Net Increase (Decrease) in Shares	(102,758)	(60,362)

The accompanying notes are an integral part of these financial statements.

IPS Strategic Capital Absolute Return Fund

Financial Highlights

Selected data for a share outstanding throughout the period:	(Unaudited)
	3/1/2024		3/1/2023	3/1/2022	3/1/2021	3/1/2020		3/1/2019
	to		to	to	to	to		to
	8/31/2024		2/29/2024	2/28/2023	2/28/2022	2/28/2021		2/29/2020

Net Asset Value - Beginning of Period	$ 10.80		$ 8.99	$ 10.89	$ 10.74	$ 10.00		$ 9.54
Net Investment Income (Loss) (a)	-	+	(0.01)	(0.01)	(0.07)	(0.11)		-	+
Net Gain (Loss) on Investments (Realized and Unrealized)	0.91		1.82	(0.82)	0.83	0.90		0.46
Total from Investment Operations	0.91		1.81	(0.83)	0.76	0.79		0.46

Distributions (From Net Investment Income)	-		-	-	-	-	+	-
Distributions (From Capital Gains)	-		-	(1.07)	(0.61)	(0.05)		-
Total Distributions	-		-	(1.07)	(0.61)	(0.05)		-

Net Asset Value - End of Period	$ 11.71		$ 10.80	$ 8.99	$ 10.89	$ 10.74		$ 10.00

Total Return (b)	8.43%	*	20.13%	(7.59)%	6.70%	7.90%		4.82%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 53,143		$ 50,204	$ 42,331	$ 66,666	$ 61,648		$ 51,701

Ratio of Expenses to Average Net Assets (c) (e)	1.51%	**	1.53%	1.50%	1.50%	1.67%		1.65%
Ratio of Net Investment Income (Loss) to Average
Net Assets (c) (d) (e)	0.05%	**	(0.12)%	(0.12)%	(0.56)%	(1.07)%		0.00%	+

Portfolio Turnover Rate	22.52%	*	2.45%	453.75%	0.00%	50.17%		0.00%

* Not annualized.
** Annualized.
+ Less than $0.005/0.005% per share.
(a) Per share amount calculated using the average shares method.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvest-
ment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.
(c) Ratios do not include expenses of the investment companies in which the Fund invests.
(d) Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies ("ETFs") in which the Fund invests.
(e) The ratios include 0.00%, 0.00%, 0.06%, 0.00%, 0.00% and 0.00% of interest expense during period ended August 31, 2024, and the fiscal years ended February 29, 2024, February 28, 2023, February 28, 2022, February 28, 2021, and February 29, 2020,
respectively.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
IPS STRATEGIC CAPITAL ABSOLUTE RETURN FUND
August 31, 2024
(Unaudited)

1.) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
The IPS Strategic Capital Absolute Return Fund (the “Fund”) is a series of WP Trust (the “Trust”). The Trust was organized on June 4, 2015, as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). As of August 31, 2024, there were two series authorized by the Trust. The Fund is a non-diversified Fund. As a non-diversified Fund, the Fund may invest a significant portion of its assets in a small number of companies. The Fund’s investment objective is total return. The Fund’s investment adviser is IPS Strategic Capital, Inc. (the “Adviser”). The Fund has three classes of shares, Class A, Class C and Institutional Class shares. Currently, only the Institutional Class shares are being offered for sale. The Institutional Class shares commenced operations on April 15, 2016.

The Fund is an investment company that follows the investment company accounting and reporting guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP"). The Fund follows the significant accounting policies described in this section.

SHARE VALUATION: The net asset value (“NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. For the Institutional Class, the offering price and redemption price per share is equal to the NAV per share.

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in note 2.
OPTIONS: The Fund’s option strategy consists of selling and purchasing put and call options on equity indices and exchange traded funds (“ETFs”). The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund's participation in equity market gains. The Fund’s Adviser seeks to reduce the overall volatility of returns by managing a portfolio of options. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling call options on equity securities or indices, the Fund gives up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold call options, but continues to bear the risks of declines in the value of the markets, including the underlying indices for the puts as well, if different, as the securities that are held by the Fund. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity indices over time.

The Fund will incur a loss as a result of a written option (also referred to as a short position) if the price of the written option instrument increases in value between the date when the Fund writes the option and the date on which the Fund purchases an offsetting position. The Fund’s losses are potentially large in a written put transaction and potentially unlimited in a written call transaction. Please refer to the Fund’s prospectus for a full listing of risks associated with these instruments.

ETFs AND MONEY MARKET FUNDS: The Fund may invest in ETFs and money market mutual funds (“MM Funds”). An ETF is a fund that may hold a portfolio of common stocks or bonds designed to track the performance of a securities index or sector of an index. ETFs are traded on a securities exchange based on their market value. Some ETF portfolios are designed to track the performance of an index and it is possible the ETF’s performance may not closely track its index. Additionally, the shares of many ETFs frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any ETFs purchased by the Fund will not change. For further information on how the Fund values the Underlying Funds, see Note 2.

ETFs and MM Funds incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees’ fees, and marketing expenses; and ETF and MM Fund shareholders, such as the Fund, pay their proportionate share of these expenses. Your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs and MM Funds. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and MM Funds in which the Fund invests in addition to the Fund’s direct fees and expenses.

SHORT SALES OF SECURITIES: The Fund may make short sales, which are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete a short-sale transaction, the Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs. The Fund then sells the borrowed security to a buyer in the market. The Fund will then cover the short position by buying shares in the market either (i) at its discretion; or (ii) when called by the broker-dealer lender. Until the security is replaced, the Fund is required to pay the broker-dealer lender any dividends or interest that accrue during the period of the loan. In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

The Fund will incur a loss, unlimited in size, as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale.

In addition, the Fund may make short sales “against the box” (i.e., when the Fund sells a security short when the Fund has segregated securities equivalent in kind and amount to the securities sold short, or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding. The Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

FUTURES CONTRACTS: The Fund may buy and sell stock index futures contracts. A stock index futures contract obligates the seller to deliver (and the buyer to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. To the extent the Fund enters into a futures contract, it will deposit with the broker cash, cash equivalents or U.S. Treasury obligations equal to a specified percentage of the value of the futures contract (the initial margin), as required by the relevant contract market and futures commission merchant. The futures contract will be marked to market daily. Should the value of the futures contract decline relative to the Fund's position, the Fund, if required by law, will pay the futures commission merchant an amount equal to the change in value to maintain its appropriate margin balance. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. The Fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of its long positions in equity securities that might otherwise result. When the Fund is not fully invested in equity securities and anticipates a significant market advance, it may buy stock index futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of equity securities that it intends to buy. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

FEDERAL INCOME TAXES: The Fund has qualified and intends to continue to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of and during the six month period ended August 31, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax liability as income tax expense in the Statement of Operations. During the six month period ended August 31, 2024, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware.

In addition, GAAP requires management of the Fund to analyze all open tax years, as defined by IRS statute of limitations, including federal tax authorities and certain state tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

EXPENSES: Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund's relative net assets or another appropriate basis (as determined by the Board of Trustees (the “Board”)).

OTHER: Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds using the identified cost method. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income and interest expenses, if any, are recognized on an accrual basis. Discounts and premiums on fixed income securities purchased are accreted or amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

2.) SECURITIES VALUATIONS
PROCESSES AND STRUCTURE: The Fund’s Board has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Valuation Designee to apply those guidelines in determining fair value prices, subject to review by the Board.

HIERARCHY OF FAIR VALUE INPUTS: The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s best information about the assumptions a market participant would use in valuing the assets or liabilities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS: A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (ETFs). Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price on the primary exchange or market on which the security trades. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. In the event of a short sale of an equity security, lacking a last sale price, an equity security is generally valued by the pricing service at its last ask price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid or ask, it is generally categorized as a level 2 security. When market quotations are not readily available or when a Valuation Designee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued pursuant to the fair value pricing procedures and are categorized as level 2 or level 3, as appropriate.

Money market funds. Money market funds are valued at net asset value and are classified in Level 1 of the fair value hierarchy.

Derivative instruments. Listed derivatives, including purchased options and written options, will be valued at the mean of the bid and ask price on the primary exchange on which the option trades and are categorized as level 1 of the fair value hierarchy. If there is not a bid and ask price on the primary exchange on which the option trades, or if the Valuation Designee determines that the mean of the bid and ask price does not accurately reflect the current value, the option will be valued at fair value as determined under the fair value pricing procedures and may be categorized as level 2 or level 3, as appropriate.

Fixed income securities. Fixed income securities, including government securities denominated in U.S. dollars, valued using market quotations in an active market, will be categorized as level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as level 2 securities.

In accordance with the Trust's Valuation and Fair Value Pricing Policies and Procedures, the Fund's Valuation Committee, which includes the Valuation Designee, shall consider all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by a Fund's Valuation Committee is the price at which the security could reasonably be sold in a current market transaction. Methods that are in accord with this principle may, for example, be based on a multiple of earnings; a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or yield to maturity and credit spread with respect to debt issues, or a combination of these and other methods. The Board maintains responsibilities for the fair value determinations under Rule 2a-5 under the 1940 Act and oversees the Valuation Designee.

The following tables summarize the inputs used to value the Fund's assets and liabilities measured at fair value as of August 31, 2024.

Valuation Inputs of Assets				Level 1	Level 2		Level 3	Total
Exchange Traded Funds				$ 6,439,114	$ -		$ -	$ 6,439,114
U.S. Treasury Bills				-	8,390,267		-	8,390,267
Call Options Purchased				57,859,870	-		-	57,859,870
Put Options Purchased				2,312,345	-		-	2,312,345
Money Market Funds				883,410	-		-	883,410
Total				$ 67,494,739	$ 8,390,267		$ -	$ 75,885,006

Valuation Inputs of Liabilities				Level 1	Level 2		Level 3	Total
Call Options Written				$ 22,839,085	$ -		$ -	$ 22,839,085
Put Options Written				628,265	-		-	628,265
Total				$ 23,467,350	$ -		$ -	$ 23,467,350

Refer to the Fund’s Schedules of Investments and Options Written for a listing of securities by industry. The Fund did not hold any level 3 assets during the six month period ended August 31, 2024.

3. DERIVATIVES TRANSACTIONS
The Fund has adopted a derivative risk management program under Rule 18f-4 of the 1940 Act which governs the Fund’s use of derivative transactions. As part of the program, the Board has appointed a member of the Fund’s Adviser as the derivatives risk manager. As of August 31, 2024, portfolio securities valued at $14,828,817 were held in segregated accounts by the custodian as collateral for options written, as well as $903,373, which was held in deposit at the broker as collateral by the Fund.

The average monthly notional values of options contracts purchased and written by the Fund for the six month period ended August 31, 2024, were as follows:

Derivative Type						Average Notional Value
Call Options Purchased							$173,611,571
Put Options Purchased							$168,651,000
Call Options Written							($161,008,571)
Put Options Written							($196,604,571)

As of August 31, 2024, the location on the Statement of Assets and Liabilities for financial derivative instrument fair values is as follows:

Assets				Location			Equity Contracts/Total
Call Options Purchased				Investments at Fair Value			$57,859,870
Put Options Purchased				Investments at Fair Value			2,312,345
Total Assets							$60,172,215

Liabilities				Location			Equity Contracts/Total
Call Options Written				Options Written at Fair Value			$22,839,085
Put Options Written				Options Written at Fair Value			628,265
Total Liabilities							$23,467,350

Realized and unrealized gains and losses on derivatives contracts entered into by the Fund during the six month period ended August 31, 2024, are recorded in the following locations in the Statement of Operations:

Net Change in Unrealized
Appreciation (Depreciation) on:				Location			Equity Contracts/Total
Call Options Purchased				Options Purchased			$ 4,109,573
Put Options Purchased				Options Purchased			2,774,258
Call Options Written				Options Written			(7,538,547)
Put Options Written				Options Written			(1,535,753)
							$ (2,190,469)

Net Realized Gain (Loss) on:				Location			Equity Contracts/Total
Call Options Purchased				Options Purchased			$ 12,469,824
Put Options Purchased				Options Purchased			(6,997,678)
Call Options Written				Options Written			(2,089,547)
Put Options Written				Options Written			2,902,344
							$ 6,284,943

All open derivative positions at August 31, 2024, are reflected on the Fund's Schedule of Investments and Schedule of Options Written.

The following tables present the Fund’s asset and liability derivatives available for offset under a master netting arrangement as of August 31, 2024.

Assets:			Gross Amount of Assets Presented in the Statement of Assets & Liabilities
					Gross Amounts Not Offset in the Statement of Assets and Liabilities

			Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Assets Presented in the Statement of Assets and Liabilities

	Gross Amounts of Recognized Assets						Cash Collateral Pledged of Assets
					Financial Instruments Pledged
								Net Amount of Assets
Description
Options
Purchased	$ 60,172,215	(1)	$ -	$ 60,172,215	(1) $ (23,467,350)	(2)	$ -	$ 36,704,865
Total	$ 60,172,215		$ -	$ 60,172,215	$ (23,467,350)		$ -	$ 36,704,865

Liabilities:			Gross Amount of Assets Presented in the Statement of Assets & Liabilities
					Gross Amounts Not Offset in the Statement of Assets and Liabilities

			Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Liabilities Presented in the Statement of Assets and Liabilities

	Gross Amounts of Recognized Liabilities						Cash Collateral Pledged of Assets
					Financial Instruments Pledged
								Net Amount of Liabilities
Description
Options
Written	$ (23,467,350)	(3)	$ -	$ (23,467,350)	(3) $ 23,467,350	(2)	$ -	$ -
Total	$ (23,467,350)		$ -	$ (23,467,350)	$ 23,467,350		$ -	$ -

(1) Purchased options at value as presented in the Schedule of Investments.
(2) The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.
(3) Written options at value as presented in the Schedule of Options Written.

4.) ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS
The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Fund and manages the Fund’s investments in accordance with the stated policies of the Fund. As compensation for the investment advisory services provided to the Fund, the Adviser receives a monthly management fee equal to an annual rate of 1.00% of the Fund’s net assets. For the six month period ended August 31, 2024, the Adviser earned $257,610 of advisory fees. At August 31, 2024, $43,896 was due to the Adviser.

Premier Fund Solutions, Inc. (“PFS” or “Administrator”) serves as the Administrator for all the Funds in the Trust, pursuant to a written agreement with the Trust. PFS provides day-to-day administrative services to the Funds. For PFS’s services to the Funds, each Fund of the Trust pays PFS an annualized asset-based fee of 0.07% of average daily net assets up to $200 million, with lower fees at higher asset levels; subject to a minimum monthly fee of $2,800 per Fund, plus reimbursement of out of pocket expenses. For its services to the Fund, during the six month period ended August 31, 2024, amounts earned by PFS were $18,033. At August 31, 2024, $3,166 was due to the Administrator.

An officer of the Fund is also an employee of the Administrator.

5.) INVESTMENT TRANSACTIONS
For the six-month period ended August 31, 2024, purchases and sales of investment securities other than U.S. Government obligations and short-term investments were $6,391,184 and $13,097,774, respectively.

6.) TAX MATTERS
For federal income tax purposes, at August 31, 2024, the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) including written options were as follows:

Cost of Investments					$ 15,661,601

Gross Unrealized Appreciation					$ 51,190
Gross Unrealized Depreciation					-
Net Unrealized Appreciation (Depreciation) on Investments					$ 51,190

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax treatment of derivatives.

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at February 29, 2024 the Fund’s most recent fiscal year end, was as follows:

Undistributed Ordinary Income				$ 1,512,208
Undistributed Capital Gains				2,255,791
Other Losses				(299)
Unrealized Depreciation				(3,639)
				$ 3,764,061

As of February 29, 2024, other losses include $299 of losses on straddles from options. During the fiscal year ended February 29, 2024 the Fund utilized capital loss carryforwards of $4,537,619.

As of February 29, 2024, the Fund recorded reclassifications to increase Paid In Capital and decrease Accumulated Deficit by $122,623, which was primarily related to the use of equalization for tax purposes.

During the six month period ended August 31, 2024, and the fiscal year ended February 29, 2024. the Fund did not have any distributions.

7.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting shares of a fund creates a presumption of control of the fund, under section 2(a)(9) of the 1940 Act. At August 31, 2024, Charles Schwab & Co., Inc., held for the benefit of its customers, in aggregate, 100.00% of Fund shares. The Trust does not know whether any underlying accounts of Charles Schwab & Co., Inc., owned or controlled 25% or more of the voting securities of the Fund.

8.) COMMITMENTS AND CONTINGENCIES
In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

9.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there are no other subsequent events requiring adjustment to or disclosure in the financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WP Trust

By: /s/ Charles S. Stoll
Charles S. Stoll
President

Date: 10/24/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Charles S. Stoll
Charles S. Stoll
President (Principal Executive Officer)

Date: 10/24/2024

By: /s/ James Craft
James Craft
Treasurer and Chief Financial Officer

Date: 10/24/2024